Debt (Tables)	12 Months Ended
Dec. 31, 2012
Carrying Value of Debt Obligations

The following table presents the carrying value of our debt obligations (in millions):

	December 31,
	2012	2011
Senior Secured Credit Facility	$1,475.7	$1,367.7
10.25% Senior Notes	—	713.0
7.25% Senior Notes	750.0	—
10.75% Senior Subordinated Notes	526.5	522.9
A/R Facility	117.2	101.0
Compensating cash balance	246.9	185.4
Capital leases	19.7	17.2
8% Predecessor Senior Subordinated Notes	1.0	1.0
Other debt	11.6	0.5

Total debt	3,148.6	2,908.7
Less current portion	(393.5)	(214.5)

Long term-portion	$2,755.1	$2,694.2

Summary of Principal Maturities of Debt

The following table summarizes the principal maturities of our debt as of December 31, 2012, taking into consideration the Incremental Amendment to our Senior Secured Credit Facility on January 31, 2013 discussed below (in millions):

	2013	2014	2015	2016	2017	Thereafter	Total
Senior Secured Credit Facility —term loans	$16.1	$14.1	$14.1	$14.1	$1,302.8	$—	$1,361.2
Senior Secured Credit Facility —revolving facility	—	—	—	114.5	—	—	114.5
7.25% Senior Notes	—	—	—	—	750.0	—	750.0
10.75% Senior Subordinated Notes	—	—	—	—	526.5	—	526.5
A/R Facility	—	117.2	—	—	—	—	117.2
Compensating cash balance	246.9	—	—	—	—	—	246.9
Capital leases	4.4	3.8	3.1	3.4	1.9	3.1	19.7
8% Predecessor Senior Subordinated Notes	—	1.0	—	—	—	—	1.0
Other debt	11.6	—	—	—	—	—	11.6

Total debt	$279.0	$136.1	$17.2	$132.0	$2,581.2	$3.1	$3,148.6